The New Economy Fund 333 South Hope Street Los Angeles, California 90071-1406 Phone (213) 486 9200 Email mws@capgroup.com Michael W. Stockton Secretary

February 5, 2018

Document Control

Division of Investment Management

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re: The New Economy Fund

File Nos. 002-83848 and 811-03735

Dear Sir or Madam:

Pursuant to Rule 497(j), I hereby certify that no changes have been made to the form of prospectus and Statement of Additional Information since the electronic filing on January 31, 2018 of the Registrant’s Post-Effective Amendment No. 65 under the Securities Act of 1933 and Amendment No. 62 under the Investment Company Act of 1940.

Sincerely,

/s/ Michael W. Stockton

MICHAEL W. STOCKTON